Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand and in banks (Note 27)	₱ 8,547	₱ 9,993
Temporary cash investments (Note 27)	1,464	6,184
Total	₱ 10,011	₱ 16,177	₱ 25,211	₱ 23,907